UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
__________ to __________
Date of Report (Date of earliest event reported):  __________
Commission File Number of securitizer:  __________
Central Index Key Number of securitizer:  __________

____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii)  ☐
☒    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  0000009631
Securitized Term Auto Receivables Trust 2025-A
____________________________________________________________________________________________________________________________________________________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  Not applicable.
Central Index Key Number of underwriter (if applicable):  Not applicable.
Darren Potter, (416) 860-1784
____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01.  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.
See Independent Accountants’ Agreed-Upon Procedures Report, dated January 13, 2025, attached as Exhibit 99.1 to this Form ABS-15G.

INDEX OF EXHIBITS
Exhibit No.	Description

Exhibit 99.1	Independent Accountants’ Agreed-Upon Procedures Report, dated January 13, 2025.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: January 13, 2025
THE BANK OF NOVA SCOTIA
(Securitizer)

By:	/s/ Darren Potter
	Name:	Darren Potter
	Title:	Managing Director, Term Funding & Capital Management